Taxation - Deferred tax assets and liabilities - Components (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Taxation
Net operating loss carry forward		¥ 62,667		¥ 71,588
Allowance for doubtful accounts		37,895		27,229
Payroll and accrued expenses		2,943		2,898
Deductible advertisement expenses		81		94
Long-term equity investment impairment		2,400		2,400
Intangible assets		35,083
Gross deferred tax assets		141,069		104,209
Less: Valuation allowance		(135,790)		(96,920)	¥ (153,840)	¥ (162,491)
Net deferred tax assets		5,279		7,289
Identifiable intangible assets		(1,855)
Net deferred tax assets		3,424		7,289
Deferred tax assets		3,558	$ 545	¥ 7,289
Deferred tax liabilities		¥ (134)	$ (21)
Consideration from intangible assets transferred | $	$ 141,500